Average Annual Total Returns - Hilton Tactical Income Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class Since Inception	Investor Class Inception Date	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions Since Inception	Investor Class Return After Taxes on Distributions Inception Date	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Class Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Since Inception	Institutional Class Inception Date	Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) 5 Years
Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Since Inception
																				Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) Inception Date	Bloomberg U.S. Aggregate Bond Index (formerly the Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (formerly the Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (formerly the Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg U.S. Aggregate Bond Index (formerly the Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(1.84%)	5.51%	4.99%	Sep. 16, 2013	(2.30%)	4.68%	4.09%	Sep. 16, 2013	(0.97%)	4.08%	3.65%	Sep. 16, 2013	(1.56%)	5.77%	5.27%	Sep. 16, 2013	6.43%	3.64%	3.19%	Sep. 16, 2013	7.51%	4.44%	4.09%	Sep. 16, 2013	18.40%	15.22%	13.78%	Sep. 16, 2013